Form N-1A Cover	Mar. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SEI ASSET ALLOCATION TRUST
Entity Central Index Key	0001003632
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2024
Prospectus Date	Jul. 31, 2024